Schedule of Investments (unaudited)	iShares® International Equity Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	262,444	$1,444,751
ALS Ltd.	98,015	855,449
Alumina Ltd.	111,437	113,102
Aristocrat Leisure Ltd.	41,168	1,041,363
ASX Ltd.	40,746	1,854,331
Aurizon Holdings Ltd.	1,565,162	3,558,626
Australia & New Zealand Banking Group Ltd.	69,520	1,128,882
BHP Group Ltd.	278,910	8,277,344
BlueScope Steel Ltd.	107,672	1,431,145
Brambles Ltd.	61,834	585,743
Commonwealth Bank of Australia	41,927	2,774,565
CSL Ltd.	11,697	2,335,150
Fortescue Metals Group Ltd.	218,777	3,061,044
Harvey Norman Holdings Ltd.	198,643	477,062
JB Hi-Fi Ltd.	114,228	3,380,659
Lottery Corp. Ltd. (The)	580,885	1,947,698
Macquarie Group Ltd.	33,906	4,136,253
Metcash Ltd.	816,961	2,117,167
Mineral Resources Ltd.	27,429	1,353,090
Mirvac Group	155,728	250,010
New Hope Corp. Ltd.	566,339	2,001,961
Orora Ltd.	593,496	1,356,458
Pro Medicus Ltd.(a)	15,948	654,616
Rio Tinto Ltd.	65,281	4,896,376
Sims Ltd.	167,430	1,754,624
Sonic Healthcare Ltd.	4,511	106,338
South32 Ltd.	649,081	1,834,790
Stockland.	808,057	2,395,384
Telstra Corp. Ltd.	531,587	1,542,248
Wesfarmers Ltd.	51,576	1,784,189
Whitehaven Coal Ltd.	558,825	2,681,675
Woodside Energy Group Ltd.	5,441	123,458
Woolworths Group Ltd.	107,084	2,762,426
Yancoal Australia Ltd., NVS(a)	517,642	1,913,645
		67,931,622
Austria — 0.7%
BAWAG Group AG(b)	15,766	768,971
OMV AG	57,945	2,742,115
Verbund AG	4,484	399,348
Wienerberger AG	108,933	3,281,579
		7,192,013
Belgium — 0.6%
Ageas SA/NV	73,149	3,259,195
D’ieteren Group	7,169	1,349,843
KBC Group NV	13,053	933,138
Solvay SA	2,110	253,239
		5,795,415
Canada — 7.2%
Bank of Montreal	66,818	6,023,163
BCE Inc.	16,888	811,711
Brookfield Asset Management Ltd.	23,107	774,639
Canadian Imperial Bank of Commerce	23,667	992,203
Canadian National Railway Co.	3,221	383,948
Canadian Natural Resources Ltd.	57,557	3,507,330
CGI Inc.(c)	31,786	3,226,108
Constellation Software Inc./Canada	1,891	3,701,215
Dollarama Inc.	13,570	840,532
Fairfax Financial Holdings Ltd.	834	582,818
Security	Shares	Value

Canada (continued)
Loblaw Companies Ltd.	64,379	$6,055,147
Magna International Inc.	39,952	2,083,042
Manulife Financial Corp.	121,214	2,393,235
National Bank of Canada	30,103	2,244,755
Nutrien Ltd.	45,907	3,184,706
Power Corp. of Canada	52,481	1,405,717
Royal Bank of Canada	118,231	11,738,017
Sun Life Financial Inc.	4,771	234,034
Suncor Energy Inc.	58,076	1,818,344
Teck Resources Ltd., Class B	68,521	3,191,763
Thomson Reuters Corp.	60,686	7,980,085
Toronto-Dominion Bank (The)	119,031	7,210,299
		70,382,811
Cayman Islands — 0.2%
KE Holdings Inc., Class A(a)(c)	422,400	2,212,973
China — 0.3%
Yadea Group Holdings Ltd.(b)	1,110,000	2,595,211
Denmark — 3.2%
AP Moller - Maersk A/S, Class B, NVS	465	840,512
Carlsberg AS, Class B	23,346	3,863,686
Coloplast A/S, Class B	6,987	1,006,693
Danske Bank A/S(c)	25,461	538,113
Demant A/S(c)	5,750	246,422
Genmab A/S(c)	1,809	743,435
GN Store Nord A/S(c)	22,814	609,040
ISS A/S	52,103	1,089,354
Jyske Bank A/S, Registered(c)	4,436	324,333
Novo Nordisk A/S, Class B	111,868	18,609,728
Pandora A/S	32,192	2,979,750
Ringkjoebing Landbobank A/S	4,292	603,667
		31,454,733
Finland — 1.1%
Kesko OYJ, Class B	71,512	1,490,871
Kone OYJ, Class B	15,556	887,481
Nokia OYJ	82,113	347,433
Nordea Bank Abp, New	384,024	4,257,300
Orion OYJ, Class B	55,028	2,584,835
Valmet OYJ	48,325	1,634,918
		11,202,838
France — 10.7%
Air Liquide SA	1,181	212,450
Airbus SE	5,842	818,083
ArcelorMittal SA	33,818	960,757
AXA SA	4,115	134,314
BNP Paribas SA	108,498	7,010,426
Bollore SE	105,395	711,982
Bouygues SA	83,252	3,048,625
Capgemini SE	7,468	1,361,845
Carrefour SA	119,102	2,477,394
Christian Dior SE, NVS	4,630	4,249,145
Cie. de Saint-Gobain	51,521	2,982,793
Cie. Generale des Etablissements Michelin SCA	13,544	431,344
Credit Agricole SA	417,374	5,101,783
Danone SA	1,870	123,763
Dassault Systemes SE	45,693	1,854,936
Edenred	4,915	319,345
Eiffage SA	21,110	2,512,593
Engie SA	142,647	2,282,964

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
EssilorLuxottica SA	1,748	$346,069
Euronext NV(b)	1,132	90,027
Gaztransport Et Technigaz SA	6,094	651,700
Hermes International	73	158,488
Kering SA	6,551	4,195,042
Klepierre SA	11,764	297,984
La Francaise des Jeux SAEM(b)	95,548	4,083,897
Legrand SA	10,037	950,042
L’Oreal SA	17,477	8,352,555
LVMH Moet Hennessy Louis Vuitton SE	14,234	13,691,416
Orange SA	189,743	2,469,679
Pernod Ricard SA	5,293	1,222,413
Publicis Groupe SA	51,322	4,195,936
Rexel SA	23,353	540,940
Sanofi	65,027	7,007,848
Schneider Electric SE	34,097	5,946,238
SES SA	13,161	81,633
Societe Generale SA	75,540	1,834,735
Sodexo SA	1,607	172,219
TotalEnergies SE	140,526	8,979,599
Vinci SA	16,578	2,050,553
Vivendi SE	140,341	1,541,569
		105,455,124
Germany — 5.3%
adidas AG	7,151	1,259,334
AIXTRON SE	59,505	1,684,697
Allianz SE, Registered	21,304	5,349,583
Aurubis AG	7,461	699,971
BASF SE	19,796	1,023,931
Bayer AG, Registered	28,437	1,876,736
Bayerische Motoren Werke AG	27,827	3,118,972
Commerzbank AG(c)	101,095	1,123,480
Deutsche Bank AG, Registered	29,052	319,359
Deutsche Boerse AG	9,440	1,800,290
Deutsche Post AG, Registered	70,397	3,386,066
Deutsche Telekom AG, Registered	107,390	2,589,364
E.ON SE	86,498	1,144,174
Evonik Industries AG	12,089	263,860
GEA Group AG	38,281	1,800,465
Hannover Rueck SE	509	108,752
HelloFresh SE(c)	53,698	1,441,906
Hugo Boss AG	17,390	1,311,059
Knorr-Bremse AG	11,862	831,428
Mercedes-Benz Group AG	69,233	5,399,205
Merck KGaA	3,932	705,278
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,449	2,799,539
SAP SE	45,112	6,104,381
Siemens AG, Registered	20,618	3,398,512
Telefonica Deutschland Holding AG	443,135	1,497,341
Wacker Chemie AG	8,254	1,276,494
		52,314,177
Hong Kong — 2.3%
AIA Group Ltd.	618,800	6,736,920
CK Asset Holdings Ltd.	221,500	1,309,756
CK Hutchison Holdings Ltd.	311,500	2,082,511
Hang Seng Bank Ltd.	66,600	987,201
HKT Trust & HKT Ltd., Class SS	71,000	93,313
Hong Kong Exchanges & Clearing Ltd.	83,600	3,470,813
Security	Shares	Value

Hong Kong (continued)
Link REIT	181,180	$1,185,078
Pacific Basin Shipping Ltd.	458,000	159,364
PCCW Ltd.	735,000	383,397
SITC International Holdings Co. Ltd.	518,000	958,135
Swire Properties Ltd.	757,800	2,036,764
WH Group Ltd.(b)	2,860,000	1,592,272
Wharf Real Estate Investment Co. Ltd.	199,000	1,147,576
		22,143,100
Ireland — 0.5%
AIB Group PLC	417,353	1,794,858
Bank of Ireland Group PLC	111,470	1,152,925
CRH PLC	43,786	2,112,849
		5,060,632
Italy — 2.2%
A2A SpA	1,577,044	2,782,513
Enel SpA	420,232	2,871,073
Eni SpA	270,032	4,079,486
Hera SpA	247,997	772,078
Intesa Sanpaolo SpA	248,659	653,822
Italgas SpA	283,396	1,850,428
Mediobanca Banca di Credito Finanziario SpA	49,818	535,005
Poste Italiane SpA(b)	85,022	884,819
Recordati Industria Chimica e Farmaceutica SpA	9,097	418,757
Snam SpA	390,022	2,167,616
Stellantis NV	45,633	756,895
Terna - Rete Elettrica Nazionale	121,013	1,047,457
UniCredit SpA	114,552	2,269,903
		21,089,852
Japan — 21.6%
ADEKA Corp.	57,400	969,341
Advance Residence Investment Corp.	211	547,461
Advantest Corp.	29,000	2,260,024
Ajinomoto Co. Inc.	7,200	258,943
Amada Co. Ltd.	20,100	187,674
Aozora Bank Ltd.	40,400	724,735
Asics Corp.	44,200	1,235,448
Astellas Pharma Inc.	182,200	2,744,763
Azbil Corp.	25,200	704,762
Bandai Namco Holdings Inc.	33,000	749,609
BayCurrent Consulting Inc.	53,000	1,842,279
BIPROGY Inc.	70,200	1,692,493
Canon Inc.	26,500	631,160
Capcom Co. Ltd.	83,100	3,122,699
Chubu Electric Power Co. Inc.	98,300	1,096,277
Chugai Pharmaceutical Co.Ltd.	52,200	1,347,054
Cosmo Energy Holdings Co. Ltd.	72,500	2,317,758
Dai Nippon Printing Co. Ltd.	83,500	2,400,299
Daicel Corp.	74,600	588,136
Dai-ichi Life Holdings Inc.	106,000	1,971,681
Daiichi Sankyo Co. Ltd.	110,800	3,802,058
Daikin Industries Ltd.	2,300	417,751
Daiwa Securities Group Inc.	316,300	1,469,116
Ebara Corp.	39,000	1,706,301
Eisai Co. Ltd.	15,200	877,090
Fast Retailing Co. Ltd.	7,200	1,704,972
Frontier Real Estate Investment Corp.	521	1,882,355
Fuji Electric Co. Ltd.	12,100	488,422
FUJIFILM Holdings Corp.	24,800	1,292,575
Fujikura Ltd.	285,600	1,947,254

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	21,600	$2,878,788
GMO Payment Gateway Inc.	5,300	414,522
Hirose Electric Co. Ltd.	2,100	283,414
Hitachi Ltd.	52,400	2,898,486
Honda Motor Co. Ltd.	100,300	2,660,259
Hoya Corp.	39,300	4,120,801
Ibiden Co.Ltd.	29,700	1,168,582
IHI Corp.	13,700	345,214
Inpex Corp.	23,400	256,067
Internet Initiative Japan Inc.	148,600	3,075,162
ITOCHU Corp.	113,800	3,775,299
Japan Exchange Group Inc.	29,200	474,143
Japan Post Bank Co. Ltd.	150,800	1,204,223
Japan Post Holdings Co. Ltd.	268,900	2,213,565
Japan Post Insurance Co. Ltd.	215,300	3,496,273
Japan Real Estate Investment Corp.	812	3,217,468
Japan Tobacco Inc.	5,700	122,646
Jeol Ltd.	3,100	90,447
Kagome Co. Ltd.	88,400	2,147,136
Kamigumi Co. Ltd.	9,900	216,967
KDDI Corp.	57,900	1,807,530
Keyence Corp.	7,200	3,246,884
Kikkoman Corp.	5,600	331,709
Kirin Holdings Co. Ltd.	15,100	245,304
Koei Tecmo Holdings Co. Ltd.	60,200	1,107,064
Konami Group Corp.	23,200	1,141,532
LaSalle Logiport REIT	1,398	1,660,827
Marubeni Corp.	65,200	925,396
Maruichi Steel Tube Ltd.	36,000	814,359
Mitsubishi Corp.	104,300	3,867,012
Mitsubishi Estate Co. Ltd.	82,600	1,017,987
Mitsubishi Gas Chemical Co. Inc.	111,400	1,621,814
Mitsubishi Heavy Industries Ltd.	21,700	822,869
Mitsubishi Logistics Corp.	22,500	557,532
Mitsubishi UFJ Financial Group Inc.	782,000	4,894,955
Mitsui & Co. Ltd.	62,200	1,941,804
Mitsui Chemicals Inc.	10,500	265,661
MS&AD Insurance Group Holdings Inc.	95,400	3,131,248
Nihon Kohden Corp.	10,000	276,686
Nintendo Co. Ltd.	116,400	4,921,086
Nippon Accommodations Fund Inc.	333	1,618,720
Nippon Express Holdings Inc.	43,700	2,564,400
Nippon Gas Co. Ltd.	118,800	1,670,624
Nippon Telegraph & Telephone Corp.	255,300	7,790,218
Nissan Chemical Corp.	42,700	1,897,675
Nissan Motor Co. Ltd.	150,500	548,788
Nissin Foods Holdings Co. Ltd.	11,300	1,089,456
Nitto Denko Corp.	19,400	1,254,175
NOF Corp.	10,100	461,483
Nomura Holdings Inc.	765,300	2,743,524
Nomura Real Estate Holdings Inc.	122,100	3,042,612
Nomura Research Institute Ltd.	123,800	3,114,752
Obic Co. Ltd.	1,500	231,113
Olympus Corp.	155,000	2,713,494
Omron Corp.	2,800	164,246
ORIX Corp.	150,100	2,553,579
Osaka Gas Co. Ltd.	65,800	1,088,411
Panasonic Holdings Corp.	65,800	619,756
Persol Holdings Co. Ltd.	60,300	1,243,351
Recruit Holdings Co. Ltd.	82,000	2,300,394
Security	Shares	Value

Japan (continued)
Rohto Pharmaceutical Co. Ltd.	22,100	$458,510
Sanrio Co. Ltd.	48,900	2,263,183
Sanwa Holdings Corp.	128,400	1,406,384
SBI Holdings Inc.	124,000	2,421,814
SCSK Corp.	143,800	2,171,065
Sega Sammy Holdings Inc.	61,800	1,155,136
Sekisui House Ltd.	23,900	491,352
Seven & i Holdings Co. Ltd.	5,600	253,778
Shimadzu Corp.	8,800	275,235
Shimamura Co. Ltd.	5,100	468,202
Shin-Etsu Chemical Co. Ltd.	53,000	1,512,398
Shionogi & Co. Ltd.	9,600	429,740
Shiseido Co. Ltd.	9,700	486,220
SHO-BOND Holdings Co. Ltd.	48,700	2,081,240
SMC Corp.	700	349,121
SoftBank Corp.	113,700	1,280,127
SoftBank Group Corp.	32,700	1,226,329
Sohgo Security Services Co. Ltd.	82,900	2,315,334
Sompo Holdings Inc.	29,800	1,243,542
Sony Group Corp.	67,600	6,116,022
Sumitomo Mitsui Financial Group Inc.	66,700	2,726,271
Sumitomo Mitsui Trust Holdings Inc.	17,300	623,625
Sumitomo Realty & Development Co. Ltd.	30,300	707,482
T&D Holdings Inc.	154,300	1,889,612
TIS Inc.	85,800	2,356,043
Tokio Marine Holdings Inc.	135,300	2,720,479
Tokyo Electron Ltd.	32,400	3,709,978
Tokyo Ohka Kogyo Co. Ltd.	23,600	1,231,996
Tokyo Tatemono Co. Ltd.	176,300	2,232,838
Toppan Inc.	24,300	516,588
Toyota Motor Corp.	636,300	8,736,414
Trend Micro Inc./Japan	19,300	943,065
Ulvac Inc.	50,300	1,996,831
USS Co. Ltd.	9,800	164,679
Yakult Honsha Co. Ltd.	3,800	285,813
Yamada Holdings Co. Ltd.	106,200	370,078
Yamato Holdings Co. Ltd.	5,400	92,759
Zensho Holdings Co. Ltd.	41,100	1,305,866
ZOZO Inc.	9,700	204,130
		212,569,261
Netherlands — 5.1%
ABN AMRO Bank NV, CVA(b)	75,001	1,202,060
Adyen NV(b)(c)	3,506	5,633,623
Akzo Nobel NV	23,649	1,961,880
ASM International NV	6,496	2,358,369
ASML Holding NV	20,717	13,147,265
ASR Nederland NV	51,974	2,285,954
BE Semiconductor Industries NV	12,985	1,168,827
ING Groep NV(c)	188,564	2,338,625
Koninklijke Ahold Delhaize NV	207,370	7,130,344
Koninklijke KPN NV	328,037	1,196,313
Koninklijke Philips NV	38,145	805,317
NN Group NV	72,381	2,699,114
OCI NV	134,376	3,540,852
QIAGEN NV(c)	9,534	426,368
Randstad NV	33,290	1,808,838
Signify NV(b)	54,383	1,816,198
Universal Music Group NV	33,237	726,143
		50,246,090

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	57,701	$989,740
Fletcher Building Ltd.	807,568	2,251,757
Mainfreight Ltd.	13,431	596,510
Meridian Energy Ltd.	191,845	649,719
Spark New Zealand Ltd.	236,269	765,547
		5,253,273
Norway — 1.0%
DNB Bank ASA	99,056	1,742,403
Equinor ASA	32,374	932,080
Gjensidige Forsikring ASA	5,309	92,481
Kongsberg Gruppen ASA	70,099	3,148,550
Orkla ASA	273,636	1,966,836
Telenor ASA	115,928	1,446,566
Yara International ASA	17,740	714,369
		10,043,285
Poland — 0.2%
LPP SA	804	2,317,683
Portugal — 0.1%
Galp Energia SGPS SA	76,680	926,577
Jeronimo Martins SGPS SA	7,604	191,889
		1,118,466
Singapore — 1.7%
CapitaLand Ascott Trust	18,411	14,948
Capitaland Investment Ltd/Singapore	323,000	904,149
DBS Group Holdings Ltd.	52,700	1,302,214
Jardine Cycle & Carriage Ltd.	44,700	1,138,453
NetLink NBN Trust	2,951,500	1,937,530
Oversea-Chinese Banking Corp. Ltd.	185,800	1,757,832
Sembcorp Industries Ltd.	849,300	2,732,749
Singapore Technologies Engineering Ltd.	457,300	1,244,918
STMicroelectronics NV , New	36,841	1,574,806
United Overseas Bank Ltd.	131,400	2,790,667
Wilmar International Ltd.	268,500	793,073
Yangzijiang Shipbuilding Holdings Ltd.	742,600	692,503
		16,883,842
Spain — 2.0%
Acciona SA	12,750	2,362,433
Banco Bilbao Vizcaya Argentaria SA	316,399	2,316,352
Banco de Sabadell SA	1,440,221	1,500,993
Banco Santander SA	118,668	416,890
Bankinter SA	31,659	187,206
CaixaBank SA	123,213	456,086
Corp. ACCIONA Energias Renovables SA	20,794	746,653
Endesa SA	88,384	1,982,693
Iberdrola SA	214,081	2,774,083
Naturgy Energy Group SA	8,819	274,591
Red Electrica Corp. SA	6,608	120,142
Repsol SA	305,661	4,490,068
Telefonica SA	418,266	1,899,843
		19,528,033
Sweden — 2.7%
Axfood AB	107,890	2,677,523
EQT AB	60,946	1,312,664
Getinge AB, Class B	31,292	794,218
H & M Hennes & Mauritz AB, Class B	161,057	2,361,221
Husqvarna AB, Class B	94,763	817,921
Kindred Group PLC	188,847	2,324,165
Kinnevik AB, Class B(c)	234,842	3,857,975
Security	Shares	Value

Sweden (continued)
Millicom International Cellular SA, SDR(c)	7,459	$133,787
Sandvik AB	24,618	501,464
Skandinaviska Enskilda Banken AB, Class A	146,027	1,660,440
SSAB AB, Class B	500,491	3,382,859
Svenska Handelsbanken AB, Class A	48,620	429,790
Swedbank AB, Class A	54,725	950,925
Telefonaktiebolaget LM Ericsson, Class B	416,094	2,290,885
Telia Co. AB	78,536	218,658
Thule Group AB(b)	13,273	383,903
Volvo AB, Class B	93,240	1,917,080
		26,015,478
Switzerland — 8.9%
ABB Ltd., Registered	49,270	1,777,347
Adecco Group AG, Registered	57,768	1,987,020
Alcon Inc.	34,354	2,501,532
Bucher Industries AG, Registered	6,754	3,041,635
Cie. Financiere Richemont SA, Class A, Registered	24,639	4,072,846
Coca-Cola HBC AG, Class DI	118,458	3,616,130
Galenica AG(b)	6,685	599,102
Georg Fischer Ltd.	11,324	825,745
Givaudan SA, Registered	34	118,931
Julius Baer Group Ltd.	18,078	1,295,400
Kuehne + Nagel International AG, Registered	11,967	3,545,294
Logitech International SA, Registered	14,580	862,803
Nestle SA, Registered	149,981	19,240,997
Novartis AG, Registered	131,410	13,442,437
PSP Swiss Property AG, Registered	15,516	1,827,182
Roche Holding AG, NVS	36,772	11,514,789
SGS SA	14,850	1,343,856
Sika AG, Registered	6,568	1,814,232
Sonova Holding AG, Registered	4,143	1,313,854
Straumann Holding AG	11,486	1,728,075
Swiss Life Holding AG, Registered	4,074	2,689,071
Swiss Re AG	12,513	1,260,108
Swisscom AG, Registered	248	170,264
UBS Group AG, Registered	286,350	5,827,957
VAT Group AG(b)	2,210	779,665
Zurich Insurance Group AG	289	140,151
		87,336,423
United Kingdom — 12.9%
3i Group PLC	94,348	2,099,152
Anglo American PLC	96,246	2,965,740
AstraZeneca PLC	67,100	9,874,633
B&M European Value Retail SA	142,728	861,642
BAE Systems PLC	188,034	2,395,550
Balfour Beatty PLC	76,838	369,849
Barclays PLC	520,352	1,048,203
Barratt Developments PLC	87,972	553,468
BP PLC	1,049,989	7,044,370
British American Tobacco PLC	40,657	1,502,105
Bunzl PLC	10,993	437,599
Burberry Group PLC	101,561	3,315,152
Centrica PLC	183,231	263,294
CNH Industrial NV	105,434	1,483,650
Computacenter PLC	76,340	2,213,169
Diageo PLC	115,364	5,262,454
Drax Group PLC	160,863	1,272,829
Entain PLC	5,361	97,684
Glencore PLC	447,297	2,640,231

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Grafton Group PLC	149,179	$1,627,103
Greggs PLC	62,605	2,223,473
GSK PLC	237,054	4,274,834
Haleon PLC	224,629	987,626
Harbour Energy PLC	44,649	138,895
Howden Joinery Group PLC	220,396	1,899,897
HSBC Holdings PLC	717,320	5,169,974
IG Group Holdings PLC	33,162	306,136
IMI PLC	94,976	1,905,584
Imperial Brands PLC	105,980	2,623,438
Inchcape PLC	213,422	2,172,733
Indivior PLC, NVS(c)	140,044	2,687,970
Intermediate Capital Group PLC	136,494	2,241,212
International Distributions Services PLC	757,673	2,412,185
Investec PLC	383,347	2,136,983
JD Sports Fashion PLC	1,231,238	2,498,879
Kingfisher PLC	640,585	2,076,198
Land Securities Group PLC	30,783	261,219
Legal & General Group PLC	525,184	1,549,567
Lloyds Banking Group PLC	1,118,814	679,703
M&G PLC	149,122	385,411
Man Group PLC/Jersey	636,051	1,819,085
Marks & Spencer Group PLC(c)	142,270	294,370
Next PLC	32,694	2,773,980
OSB Group PLC	67,489	422,572
Pearson PLC	84,480	939,906
Persimmon PLC	22,560	373,361
QinetiQ Group PLC	218,090	1,019,042
Reckitt Benckiser Group PLC	21,332	1,723,834
Rentokil Initial PLC	166,604	1,326,377
Rightmove PLC	203,854	1,475,511
Rio Tinto PLC	59,725	3,796,859
RS GROUP PLC	44,285	513,797
Safestore Holdings PLC	144,543	1,801,776
Sage Group PLC (The)	152,293	1,570,587
Shell PLC	310,738	9,606,386
Softcat PLC	31,795	535,707
Tesco PLC	88,116	311,530
Unilever PLC	56,893	3,167,923
United Utilities Group PLC	42,030	570,955
Vodafone Group PLC	3,317,317	3,984,513
WPP PLC	205,646	2,396,684
		126,384,549
Total Common Stocks — 97.9%
(Cost: $914,036,343)		962,526,884
Security	Shares	Value

Preferred Stocks

Germany — 1.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	73,818	$9,243,410
Volkswagen AG, Preference Shares, NVS	9,404	1,284,114
		10,527,524
Total Preferred Stocks — 1.1%
(Cost: $8,867,945)		10,527,524
Total Long-Term Investments — 99.0%
(Cost: $922,904,288)		973,054,408

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	2,919,414	2,920,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	130,000	130,000
Total Short-Term Securities — 0.3%
(Cost: $3,049,219)		3,050,290
Total Investments — 99.3%
(Cost: $925,953,507)		976,104,698
Other Assets Less Liabilities — 0.7%		7,100,379
Net Assets — 100.0%		$983,205,077

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,549,608	$—	$(2,628,702	)(a)	$(1,557)	$941	$2,920,290	2,919,414	$120,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(50,000	)(a)	—	—	130,000	130,000	8,221		—
					$(1,557)	$941	$3,050,290		$128,767		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	17	06/08/23	$2,576	$84,119
SPI 200 Index	11	06/15/23	1,342	40,303
Euro STOXX 50 Index	81	06/16/23	3,862	105,954
FTSE 100 Index	23	06/16/23	2,273	60,924
				$291,300

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,025,489	$890,501,395	$—	$962,526,884
Preferred Stocks	—	10,527,524	—	10,527,524
Short-Term Securities
Money Market Funds	3,050,290	—	—	3,050,290
	$75,075,779	$901,028,919	$—	$976,104,698
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$291,300	$—	$291,300

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt